Average Annual Total Returns		12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	13.67%	14.42%	14.82%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.32%	7.23%	6.83%	7.92%
Performance Inception Date	Mar. 31, 2014
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.78%	6.54%	5.54%	7.11%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.48%	5.83%	5.23%	6.35%